Business Combination - Summary of Final Purchase Price Allocation of Assets Acquired and Liabilities Assumed (Parenthetical) (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Feb. 10, 2021
Business Acquisition [Line Items]
Net deferred tax assets	$ 2,843,914	$ 4,208,740
Sprout
Business Acquisition [Line Items]
Net deferred tax assets			$ 15,251,439
Sprout Foods, Inc.
Business Acquisition [Line Items]
Non-controlling interest percentage			49.90%